BUSINESS COMBINATION AND ASSET ACQUISITION (Summary of Pro forma Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATION AND ASSET ACQUISITION
Pro forma total revenues	$ 2,607,685	$ 1,301,890
Pro forma net loss	$ (87,431)	$ (39,561)
Pro forma net loss attributable to BIT Mining Limited	(74,912)	(46,089)